Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 22,072	$ 26,975
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 4)	37,070	35,390
Amortization and write off of deferred financing costs	485	773
Amortization of above market acquired charters (Note 5)	7,744	7,060
Equity compensation expense (Note 9)	578	525
Changes in operating assets and liabilities:
Trade accounts receivable net	358	(427)
Prepayments and other assets	351	(1,722)
Inventories	383	(897)
Trade accounts payable	3,511	2,271
Due to related parties	(6,439)	(8,387)
Accrued liabilities	468	(77)
Deferred revenue	(3,206)	(2,154)
Dry-docking costs paid	(1,055)	(1,826)
Net cash provided by operating activities	62,320	57,504
Cash flows from investing activities:
Vessel acquisitions and improvements including time charter agreements (Note 4)	(1,386)	(74,038)
Increase in restricted cash	0	(500)
Net cash used in investing activities	(1,386)	(74,538)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 8)	5,120	0
Expenses paid for issuance of Partnership units	(120)	0
Proceeds from issuance of long-term debt	0	35,000
Deferred financing costs paid	(14)	(89)
Payments of long-term debt (Note 6)	(8,677)	(8,677)
Dividends paid (Note 8)	(25,619)	(44,142)
Net cash used in financing activities	(29,310)	(17,908)
Net increase / (decrease) in cash and cash equivalents	31,624	(34,942)
Cash and cash equivalents at beginning of period	106,678	90,190
Cash and cash equivalents at end of period	138,302	55,248
Supplemental Cash Flow Information
Cash paid for interest	12,547	12,221
Non-Cash Investing and Financing Activities
Offering expenses included in liabilities	113	0
Capital expenditures included in liabilities	941	613
Capitalized dry docking costs included in liabilities	$ 86	$ 1,354